Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS Series Trust XII
Central Index Key	dei_EntityCentralIndexKey	0001330967
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFAX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFBX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFCX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFIX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFWX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFDX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFEX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFFX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFGX